JPMorgan US Research Enhanced Equity Fund Expense Example - A I Shares [Member] - JPMorgan US Research Enhanced Equity Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 583
Expense Example, with Redemption, 3 Years	756
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	1,487
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	$ 704